Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2024
Supplemental Cash Flow Information [Abstract]
Supplemental cash flow information

27. Supplemental cash flow information

Investing activities with partial cash payments:

	Six months ended June 30, 2024	Six months ended June 30, 2023
Purchase of property, plant and equipment	$343,372	$144,214
Add: Opening balance of payable on equipment	19,724	79,517
Less: Ending balance of payable on equipment	-	(7,059)
Cash paid during the period	$363,096	$216,672

	Six months ended June 30, 2024	Six months ended June 30, 2023
Acquisition of intangible assets	$37,508	$9,414,720
Add: Opening balance of payable on intangible assets	3,020,475	-
Less: Through share-based payment	-	(3,000,000)
Less: Reversal of payable on intangible assets	-	-
Less: Ending balance of payable on intangible assets	(3,000,001)	(3,156,949)
Cash paid during the period	$57,982	$3,257,771